Shareholders' equity - Reconciliation of movement in reserves (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Debt securities at FVOCI reserve
Balance as at beginning of year	$ (568)	$ (182)	$ (165)
Net gains/(losses) from changes in fair value	(13)	(557)	(34)
Income tax effect	3	168	12
Transferred to income statements	(4)	4	1
Income tax effect	2	(1)
Loss allowance on debt securities measured at FVOCI			1
Other	4		3
Balance as at end of year	(576)	(568)	(182)
Equity securities at FVOCI reserve
Balance as at beginning of year	127	142	126
Net gains/(losses) from changes in fair value	29	(16)	14
Income tax effect	(1)		2
Exchange differences on translation	3	1
Balance as at end of year	158	127	142
Share-based payment reserve
Balance as at beginning of year	2,079	2,042	1,983
Share-based payment expense	67	37	59
Balance as at end of year	2,146	2,079	2,042
Cash flow hedge reserve
Balance as at beginning of year	548	477	152
Net gains/(losses) from changes in fair value	(39)	49	452
Income tax effect	11	(18)	(140)
Transferred to income statements	214	57	20
Income tax effect	(64)	(17)	(7)
Balance as at end of year	670	548	477
Foreign currency translation reserve
Balance as at beginning of year	(438)	(300)	(138)
Exchange differences on translation of foreign operations	128	(154)	(174)
Gains/(losses) on net investment hedges	(41)	16	12
Balance as at end of year	(351)	(438)	(300)
Other reserves
Balance as at beginning of year	(16)	(22)	(23)
Transactions with owners	(1)	6	1
Balance as at end of year	(17)	(16)	(22)
Total reserves	$ 2,030	$ 1,732	$ 2,157